Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTING POLICIES
Summary of Estimated Useful Lives of Property, Plant and Equipment

Classes of property, plant and equipment	Years of estimated useful life
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

In addition, for further information, the following is a more detailed breakdown of the class of plant and equipment:

Class of plant and equipment	Years of estimated useful life
Generating plant and equipment
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Combined cycle power plants	10 – 25
Renewable	10 – 50
Wind Power Plants	10 – 60
Solar Power Plants	10 – 25
Geothermal Power Plants	10 – 40
Distribution plant and equipment
Low- and medium-voltage network	10 – 50
Measuring and remote control equipment	10 – 50
Primary substations	6 – 25
Natural gas transportation plant and equipment
Gas pipelines	20